ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SMALL-CAP STOCK FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares/$Par	Value
(Cost and value in $000s)

COMMON STOCKS 92.1%
CONSUMER DISCRETIONARY 13.0%
Auto Components 0.6%
Keystone Automotive (1)	620,300	26,183
Strattec Security (1)(2)	190,600	7,107
TRW (1)	710,600	16,557
		49,847
Automobiles 0.0%
Winnebago	40,000	1,214
		1,214
Diversified Consumer Services 1.2%
Corinthian Colleges (1)	1,900,000	27,360
Education Management (1)	363,600	15,126
Matthews International, Class A	1,444,600	55,270
		97,756
Hotels, Restaurants & Leisure 3.4%
Applebee's	1,057,512	25,962
BJ's Restaurants (1)	756,300	20,420
CEC Entertainment (1)	464,000	15,600
Panera Bread, Class A (1)	550,000	41,349
PF Chang's China Bistro (1)	420,000	20,702
Red Robin Gourmet Burgers (1)(2)	827,500	39,058
Ruby Tuesday	400,800	12,858
Sonic (1)	1,317,750	46,292
Texas Roadhouse, Class A (1)	170,000	2,905
The Cheesecake Factory (1)	1,296,000	48,535
		273,681
Household Durables 0.5%
Jarden (1)	1,305,000	42,869
		42,869
Internet & Catalog Retail 0.4%
J. Jill Group (1)	700,000	16,737
priceline.com (1)	570,000	14,159
		30,896
Leisure Equipment & Products 1.3%
Brunswick	1,070,200	41,588
MarineMax (1)	722,000	24,201
Polaris Industries	80,000	4,365
SCP Pool	775,537	36,381
		106,535
Media 0.8%
Emmis Communications (1)	644,300	10,309
Entercom Communications	458,500	12,801
Scholastic (1)	1,353,800	36,228
Young Broadcasting (1)	430,700	1,464
		60,802
Multiline Retail 0.1%
Big Lots (1)	795,000	11,098
		11,098
Specialty Retail 3.7%
AC Moore Arts & Crafts (1)	313,800	5,774
AnnTaylor Stores (1)	2,162,500	79,558
Christopher & Banks	923,950	21,445
DSW, Class A (1)	500,000	15,660
Gymboree (1)	300,000	7,812
Hibbett Sporting Goods (1)	48,500	1,600
Hot Topic (1)	1,695,000	24,578
Monro Muffler Brake (2)	825,000	30,640
Pantry (1)	585,000	36,498
Petco (1)	1,400,000	32,998
Select Comfort (1)	500,000	19,775
The Finish Line, Class A	450,000	7,403
Zumiez (1)	243,300	14,866
		298,607
Textiles, Apparel, & Luxury Goods 1.0%
Columbia Sportswear (1)	571,800	30,494
Culp (1)	209,900	1,018
Under Armour (1)	283,162	9,175
Warnaco Group (1)	1,800,000	43,200
		83,887
Total Consumer Discretionary		1,057,192
CONSUMER STAPLES 1.4%
Food & Staples Retailing 1.2%
Casey's General Stores	1,698,000	38,833
Performance Food Group (1)	1,271,700	39,665
Wild Oats Markets (1)	881,900	17,929
		96,427
Food Products 0.1%
ADM Cranberry (1)(3)	164	53
Makepeace (1)	164	1,394
Seneca Foods, Class B (1)	72,000	1,435
Seneca Foods, Class A (1)	187,600	3,717
		6,599
Personal Products 0.1%
Chattem (1)	243,000	9,149
		9,149
Total Consumer Staples		112,175
ENERGY 7.2%
Energy Equipment & Services 5.0%
FMC Technologies (1)	1,749,900	89,630
Grant Prideco (1)	2,734,350	117,140
Hanover Compressor (1)	1,625,000	30,257
Hydril (1)	373,300	29,099
Input/Output (1)	1,400,000	13,594
Key Energy Services (1)	250,600	3,822
Lone Star Technologies (1)	405,700	22,480
Seacor Holdings (1)	899,500	71,240
Superior Well Services (1)	86,000	2,500
Union Drilling (1)	465,000	6,798
W-H Energy Services (1)	473,900	21,084
		407,644
Oil, Gas & Consumable Fuels 2.2%
Bill Barrett (1)	1,363,000	44,420
Forest Oil (1)	1,575,100	58,562
Foundation Coal Holdings	900,000	37,026
Mariner Energy (1)	1,274,728	26,145
Noble Energy	200,000	8,784
		174,937
Total Energy		582,581
FINANCIALS 16.1%
Capital Markets 1.8%
Affiliated Managers Group (1)	550,000	58,635
Investors Financial Services	751,000	35,199
Marketaxess (1)	500,000	6,015
Piper Jaffray (1)(2)	892,500	49,088
		148,937
Commercial Banks 5.4%
Boston Private Financial	700,400	23,667
Cascade Bancorp	800,000	23,640
Chittenden	2,010,187	58,235
Citizens Banking	1,647,500	44,235
Glacier Bancorp	1,163,420	36,124
Pinnacle Financial Partners (1)(2)	445,700	12,230
Placer Sierra Bancshares	141,200	4,031
Preferred Bank	100,000	5,049
Prosperity Bancshares	1,100,000	33,231
Provident Bankshares	952,078	34,703
Sandy Spring Bancorp	670,000	25,453
Signature Bank (1)	593,000	19,326
Texas Capital Bancshares (1)	820,100	19,683
Valley National Bancorp	1,519,344	38,926
WestAmerica	1,190,000	61,785
		440,318
Insurance 4.4%
Aspen Insurance Holdings	1,310,000	32,305
Assured Guaranty	1,910,000	47,750
Bristol West Holdings	1,046,000	20,135
Horace Mann Educators	1,310,000	24,628
Infinity Property & Casualty	998,900	41,694
Markel (1)	111,500	37,651
National Financial Partners	338,000	19,104
Ohio Casualty	2,495,700	79,114
PartnerRe	525,000	32,597
Selective Insurance	400,000	21,200
		356,178
Real Estate 2.9%
Arden Realty, REIT	739,200	33,360
DiamondRock Hospitality, REIT	860,000	11,877
EastGroup Properties, REIT	887,600	42,108
Equity Lifestyle Properties, REIT	315,000	15,671
Essex Property Trust, REIT	100,000	10,873
Glenborough Realty Trust, REIT	650,000	14,137
LaSalle Hotel Properties, REIT	495,400	20,311
Parkway Properties, REIT	399,700	17,459
PS Business Parks, REIT	350,000	19,572
Reckson Associates Realty, REIT	265,900	12,184
Washington SBI, REIT	971,300	35,278
		232,830
Thrifts & Mortgage Finance 1.6%
First Niagara Financial	1,900,200	27,857
Harbor Florida Bancshares (2)	1,361,700	51,567
NewAlliance Bancshares	2,800,000	40,404
Triad Guaranty (1)	160,000	7,504
		127,332
Total Financials		1,305,595
HEALTH CARE 13.3%
Biotechnology 4.3%
Abgenix (1)	96,000	2,160
Alexion Pharmaceutical (1)	375,000	13,283
Alkermes (1)	938,700	20,698
Amylin Pharmaceuticals (1)	640,000	31,328
Anadys Pharmaceuticals (1)	440,000	7,088
Cephalon (1)	353,517	21,299
Cubist Pharmaceuticals (1)	947,200	21,757
CV Therapeutics (1)	104,300	2,303
Cytogen (1)	260,000	941
Cytokinetics (1)	300,000	2,187
deCode genetics (1)	596,703	5,173
Exelixis (1)	895,000	10,749
Incyte Genomics (1)	1,275,000	7,676
InterMune (1)	1,250,000	23,175
Martek Biosciences (1)	700,800	23,007
Memory Pharmaceuticals (1)	366,000	1,013
Myogen (1)	430,700	15,604
Myriad Genetics (1)	1,000,000	26,090
Nektar Therapeutics (1)	175,100	3,569
Neurocrine Biosciences (1)	437,500	28,236
NPS Pharmaceuticals (1)	322,400	2,753
ONYX Pharmaceuticals (1)	175,000	4,596
Rigel Pharmaceuticals (1)	650,000	7,469
Tercica (1)	250,000	1,675
Theravance (1)	129,800	3,640
Trimeris (1)	500,000	6,755
Vertex Pharmaceuticals (1)	1,500,000	54,885
		349,109
Health Care Equipment & Supplies 4.2%
American Medical Systems (1)	300,000	6,750
Analogic	434,500	28,764
DJ Orthopedics (1)	668,000	26,560
Edwards Lifesciences (1)	589,900	25,661
Greatbatch (1)	712,300	15,606
Integra LifeSciences (1)	1,251,000	51,266
NuVasive (1)	550,000	10,367
ResMed (1)	2,270,000	99,835
Steris	1,000,100	24,682
Thoratec (1)	1,025,000	19,752
Wright Medical Group (1)	1,350,000	26,662
		335,905
Health Care Providers & Services 4.0%
AMERIGROUP (1)	860,000	18,094
Healthspring (1)	600,000	11,166
Henry Schein (1)	1,269,400	60,754
LifePoint Hospitals (1)	1,300,000	40,430
Odyssey Healthcare (1)	235,000	4,044
Sunrise Senior Living (1)(2)	2,738,200	106,708
Symbion (1)	899,000	20,362
United Surgical Partners International (1)	1,627,500	57,630
VistaCare, Class A (1)	500,000	7,750
		326,938
Pharmaceuticals 0.8%
Alexza Pharmaceuticals (1)	250,000	2,437
Atherogenics (1)	950,000	15,504
Inspire Pharmaceuticals (1)	1,220,000	6,381
Medicines Company (1)	600,000	12,342
Medicis Pharmaceutical, Class A	412,900	13,461
Noven Pharmaceuticals (1)	986,300	17,763
		67,888
Total Health Care		1,079,840
INDUSTRIALS & BUSINESS SERVICES 15.5%
Aerospace & Defense 1.4%
Argon (1)	450,000	15,088
Armor Holdings (1)	1,077,300	62,796
Moog, Class A (1)	983,000	34,887
		112,771
Air Freight & Logistics 1.4%
EGL (1)	1,222,300	55,004
Pacer International	285,000	9,314
Ryder System	280,000	12,538
UTi Worldwide	1,102,800	34,848
		111,704
Airlines 0.1%
Frontier Airlines (1)	710,000	5,467
Midwest Air Group (1)	555,600	3,667
		9,134
Building Products 0.2%
Trex (1)	540,800	17,143
		17,143
Commercial Services & Supplies 4.1%
Angelica (2)	700,000	14,364
Consolidated Graphics (1)(2)	580,000	30,230
G & K Services, Class A	962,700	40,953
Herman Miller	1,640,700	53,175
Kforce (1)	1,311,200	16,718
LECG (1)	1,091,100	21,026
Multi-Color	189,000	5,680
Pike Electric (1)	698,000	14,665
Resources Global Professionals (1)	1,520,000	37,863
Ritchie Bros Auctioneers	729,500	36,110
Synagro Technologies	2,300,000	11,500
Waste Connections (1)	971,700	38,683
West Corporation (1)	301,908	13,483
		334,450
Construction & Engineering 0.2%
Insituform Technologies (1)	698,100	18,570
		18,570
Electrical Equipment 2.1%
A.O. Smith	1,745,700	92,173
Artesyn Technologies (1)	1,200,000	13,140
Baldor Electric	1,593,400	53,968
Woodward Governor	269,100	8,948
		168,229
Machinery 4.8%
3-D Systems (1)	190,000	4,060
Accuride (1)	1,498,300	17,230
Actuant, Class A	918,260	56,216
Cascade	440,000	23,254
ESCO Electronics (1)	351,300	17,793
Graco	1,020,000	46,339
Harsco	929,600	76,804
IDEX	406,950	21,231
Lindsay Manufacturing (2)	1,062,200	28,775
RBC Bearings (1)	408,000	8,364
Toro	1,790,000	85,472
		385,538
Road & Rail 0.6%
Genesee & Wyoming, Class A (1)	50,000	1,534
Heartland Express	500,086	10,897
Knight Transportation	2,035,800	40,207
		52,638
Trading Companies & Distributors 0.6%
Electro Rent (1)	564,300	9,593
H & E Equipment Services (1)	100,000	2,912
Interline Brands (1)	1,145,000	28,888
NuCo2 (1)	6,700	213
Transdigm Group (1)	219,800	5,660
		47,266
Total Industrials & Business Services		1,257,443
INFORMATION TECHNOLOGY 18.5%
Communications Equipment 0.9%
ADTRAN	1,050,000	27,489
Belden CDT	1,245,000	33,901
Packeteer (1)	477,500	5,539
Tekelec (1)	416,700	5,763
		72,692
Computers & Peripherals 0.4%
Emulex (1)	1,050,000	17,944
Synaptics (1)	544,000	11,963
		29,907
Electronic Equipment & Instruments 2.9%
Applied Films (1)	78,800	1,531
Cogent (1)	312,000	5,722
DTS (1)	575,000	11,305
Global Imaging Systems (1)	861,400	32,716
KEMET (1)	1,845,000	17,472
Littelfuse (1)	838,801	28,628
Mercury Computer Systems (1)	483,300	7,829
Methode Electronics	1,254,700	13,664
MTS Systems	239,800	10,031
National Instruments	600,000	19,572
Newport (1)	789,600	14,892
Orbotech (1)	675,000	16,625
Plexus (1)	1,223,600	45,971
Scansource (1)	162,100	9,792
		235,750
Internet Software & Services 1.1%
24/7 Media (1)	1,350,000	14,121
Digital Insight (1)	620,000	22,568
Digital River (1)	531,400	23,174
Digitas (1)	848,600	12,220
MatrixOne (1)	1,603,700	11,483
WebSideStory (1)	200,000	3,438
		87,004
IT Services 3.2%
BISYS Group (1)	1,094,000	14,747
CACI International, Class A (1)	720,800	47,393
Global Payments	1,176,000	62,340
Heartland Payment Systems (1)	387,700	9,603
Iron Mountain (1)	932,737	38,000
Maximus	833,300	29,982
MPS Group (1)	2,646,800	40,496
RightNow Technologies (1)	1,284,000	20,377
		262,938
Semiconductor & Semiconductor Equipment 4.5%
AMIS Holdings (1)	700,000	6,342
Atheros Communications (1)	364,000	9,533
ATMI (1)	298,500	9,015
Brooks-Pri Automation (1)	1,145,000	16,305
Cabot Microelectronics (1)	450,000	16,695
Credence Systems (1)	1,450,000	10,643
Cymer (1)	1,230,000	55,891
Cypress Semiconductor (1)	150,000	2,543
Entegris (1)	3,652,372	38,861
Exar (1)	1,163,000	16,608
FEI (1)	775,000	15,384
Lattice Semiconductor (1)	2,268,800	15,110
Microsemi (1)	180,000	5,240
MKS Instruments (1)	1,376,200	32,244
PDF Solutions (1)	1,073,800	20,316
Power Integrations (1)	795,000	19,700
Semtech (1)	1,764,000	31,558
Silicon Laboratories (1)	700,000	38,465
Virage Logic (1)	400,000	4,316
		364,769
Software 5.5%
Altiris (1)	700,000	15,407
Bottomline Technologies (1)	100,000	1,373
Catapult Communications (1)	468,600	6,232
FactSet Research Systems	1,284,300	56,959
FileNet (1)	1,546,400	41,784
Hyperion Solutions (1)	750,000	24,450
Internet Security Systems (1)	901,400	21,616
Jack Henry & Associates	2,970,100	67,926
Kronos (1)	950,000	35,521
Motive (1)	851,000	3,319
NetIQ (1)	1,371,400	15,291
Open Solutions (1)	476,800	13,021
Progress Software (1)	900,000	26,181
Quest Software (1)	1,515,500	25,309
Red Hat (1)	856,700	23,970
RSA Security (1)	1,477,200	26,501
SPSS (1)	536,400	16,982
THQ (1)	800,000	20,712
		442,554
Total Information Technology		1,495,614
MATERIALS 4.5%
Chemicals 3.0%
Airgas	2,150,000	84,044
Arch Chemicals (2)	1,198,100	36,422
Ferro	1,285,000	25,700
MacDermid	900,000	28,935
Material Sciences (1)	691,100	8,348
Minerals Technologies	650,400	37,990
Senomyx (1)	600,000	9,876
Symyx Technologies (1)	575,000	15,951
		247,266
Containers & Packaging 0.2%
Chesapeake Corporation	710,000	9,855
Smurfit-Stone Container (1)	191,100	2,593
		12,448
Metals & Mining 1.1%
Adrian Steel (2)	13,000	5,031
Coal Creek	9,295	2,556
Gibraltar Industries	559,800	16,492
Lihir Gold (AUD) (1)	7,971,900	15,248
Meridian Gold (1)	1,700,000	50,405
		89,732
Paper & Forest Products 0.2%
Buckeye Technologies (1)	1,445,100	13,078
		13,078
Total Materials		362,524
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
Ntelos (1)	64,900	909
Premiere Global Services (1)	1,120,000	9,016
Time Warner Telecom, Class A (1)	1,320,000	23,694
		33,619
Wireless Telecommunication Services 0.1%
SBA Communications (1)	400,000	9,364
		9,364
Total Telecommunication Services		42,983
TRUSTS & MUTUAL FUNDS 0.6%
Trusts & Mutual Funds 0.6%
Ishares Russell 2000	600,000	45,600
Total Trusts & Mutual Funds		45,600
UTILITIES 1.5%
Electric Utilities 1.0%
Cleco	817,200	18,248
El Paso Electric (1)	701,200	13,351
Empire District Electronics	465,000	10,332
Unisource Energy	1,200,000	36,600
		78,531
Gas Utilities 0.4%
Southwest Gas	1,120,500	31,318
		31,318
Independent Power Producers & Energy Traders 0.1%
Black Hills	400,000	13,600
		13,600
Total Utilities		123,449
Total Common Stocks (Cost $4,967,032)		7,464,996
SHORT-TERM INVESTMENTS 7.9%
Money Market Funds 7.8%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(4)	629,764,042	629,764
		629,764
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 4.43%, 5/11/06 (5)	7,500,000	7,442
		7,442
Total Short-Term Investments (Cost $637,206)		637,206
Total Investments in Securities
100.0% of Net Assets (Cost $5,604,238)		$ 8,102,202

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company
(3)	Restricted security
(4)	Seven-day yield
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2006.
AUD	Australian Dollar
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 463 Russell 2000 Index Futures contracts,
$7,500 par of 4.43% U.S. Treasury Bills
pledged as initial margin	6/06	$ 178,672	$ 7,861
Net payments (receipts) of variation
margin to date			(7,028)
Variation margin receivable (payable)
on open futures contracts			$ 833

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales		Investment	Value
Affiliate	Cost	Cost		Income ‡	3/31/06	12/31/05

Adrian Steel	$-	$-		$13	$5,031	$4,745
Angelica	-	-		77	14,364	11,578
Arch Chemicals	-	-		240	36,422	35,823
Consolidated
Graphics	-	10,512		-	30,230	46,957
Harbor Florida
Bancshares	-	-		374	51,567	50,451
J. Jill Group	5,809	1,796		-	**	15,224
Lifeline Systems	-	-		-	-	25,461
Lindsay
Manufacturing	-	-		64	28,775	20,426
Monro Muffler Brake	-	-		41	30,640	25,014
Pinnacle Financial
Partners	647	-		-	12,230	10,509
Piper Jaffray	-	4,681		-	49,088	40,097
Red Robin Gourmet
Burgers	7,814	-		-	39,058	*
Strattec Security	-	-		-	7,107	7,704
Sunrise Senior Living	-	-		-	106,708	92,305
T. Rowe Price Reserve
Investment Fund	¤		¤	7,229	629,764	637,218
Totals				$8,038	$1,040,984	$1,023,512

‡	Includes dividend income of $8,038 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2005.
**	The issuer was not considered an affiliated company at March 31, 2006.
¤	Purchase and sale information not shown for cash management funds.

(2) Restricted Securities
Amount in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $53 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
ADM Cranberry	6/30/00	$ 0
Totals		$ 0

The fund has registration rights for certain restricted securities held as of March 31, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $5,604,238,000. Net unrealized gain aggregated $2,505,825,000 at period-end, of which $2,705,923,000 related to appreciated investments and $200,098,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended March 31, 2006, total realized gain on all affiliated companies was $10,360,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006